SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS

Deutsche Strategic Equity Long/Short Fund

The following information replaces the existing disclosure contained under the “MANAGEMENT” section of the summary section of the fund's prospectus.

Investment Advisor

Deutsche Investment Management Americas Inc.

Portfolio Manager(s)

Mihir Meswani, Director, DIMA. Portfolio Manager of the fund. Began managing the fund in 2014.

Subadvisor

Atlantic Investment Management, Inc.

Portfolio Manager(s)

Alexander Roepers. President of Atlantic Investment Management, Inc. Portfolio Manager of a sleeve of the fund. Began managing the fund in 2014.

Subadvisor

Chilton Investment Company, LLC

Portfolio Manager(s)

Richard L. Chilton, Jr. Founder, Chairman, Chief Executive Officer and Chief Investment Officer of Chilton Investment Company, LLC. Portfolio Manager of a sleeve of the fund. Began managing the fund in 2014.

Subadvisor

Lazard Asset Management LLC

Portfolio Manager(s)

Jean-Daniel Malan. Director at Lazard Asset Management LLC. Portfolio Manager of a sleeve of the fund. Began managing the fund in 2014.

Subadvisor

Omega Advisors, Inc.

Portfolio Manager(s)

Leon G. Cooperman. Chairman and Chief Executive Officer of Omega Advisors, Inc. Portfolio Manager of a sleeve of the fund. Began managing the fund in 2014.

The following information replaces the existing disclosure under the ”MANAGEMENT” sub-heading of the ”FUND DETAILS” section of the fund’s prospectus.

September 16, 2015
PROSTKR-515

Deutsche Investment Management Americas Inc.

Mihir Meswani, Director, DIMA. Portfolio Manager of the fund. Began managing the fund in 2014.

■	Joined Deutsche Asset & Wealth Management in 2014 with 21 years of industry experience in asset allocation and portfolio management of multi-asset class portfolios.
■	Previously, he worked at Mount Yale Capital Group where he was a portfolio manager for the group’s alternative mutual funds. Prior to that, he was Chief Investment Strategist at Sandalwood Securities, where he was a member of the Investment Committee with direct responsibility for the portfolio management of Sandalwood’s fund of hedge funds and alternative mutual fund portfolio.
■	Previously, he held a position as Director of Public Investments for the Robert Wood Johnson Foundation where he managed assets across equity and fixed income, hedge funds, credit and real assets. He also worked for Bank of America and JP Morgan in similar roles.
■	BS in Finance and a BA in Economics, Rutgers University.

Atlantic Investment Management, Inc.

Alexander Roepers. President of Atlantic Investment Management, Inc. Portfolio Manager of a sleeve of the fund. Began managing the fund in 2014.

■	Founded Atlantic Investment Management, Inc. in 1988.

Chilton Investment Company, LLC

Richard L. Chilton, Jr. Founder, Chairman, Chief Executive Officer and Chief Investment Officer of Chilton Investment Company, LLC. Portfolio Manager of a sleeve of the fund. Began managing the fund in 2014.

■	Founded Chilton Investment Company, LLC in 1992.

Lazard Asset Management LLC

Jean-Daniel Malan. Director at Lazard Asset Management LLC. Portfolio Manager of a sleeve of the fund. Began managing the fund in 2014.

■	Joined Lazard Asset Management LLC in 1998 as an Equity Analyst and then worked as a Portfolio Manager for European Equity, and rejoined Lazard in 2008 after working as a Hedge Fund Manager for two years at BlueCrest Capital Management.

Omega Advisors, Inc.

Leon G. Cooperman. Chairman and Chief Executive Officer of Omega Advisors, Inc. Portfolio Manager of a sleeve of the fund. Began managing the fund in 2014.

■	Founded Omega Advisors, Inc. in 1991.

Please Retain This Supplement for Future Reference

September 16, 2015
PROSTKR-515

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